Fair Value Measurements - Schedule of Change in Fair Value of Warrant Liability (Details) - Warrant Liability [Member] - GigCapital4, Inc [Member]	9 Months Ended
Sep. 30, 2021 USD ($)
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Additions	$ 187,908
Change in fair value	229,962
Transfers out of level 3 to level 2	$ (417,870)